Shareholder Fees {- Fidelity® New Jersey AMT Tax-Free Money Market Fund}	Sep. 20, 2022 USD ($)
NF_11.30 Fidelity New Jersey AMT Tax-Free Money Market Fund Retail Class 2- PRO-01 | Fidelity® New Jersey AMT Tax-Free Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none